Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 4,343		¥ 3,027
Payments for computer systems under non-cancelable contracts	¥ 1,614	¥ 1,787	4,748	¥ 5,301
Estimated construction costs	68,744		68,744		78,509
Total unused credit and capital amount available	392,734		392,734		377,870
Guarantee Obligations Maximum Exposure	1,315,728		1,315,728		1,217,122
Guarantee Obligations Current Carrying Value	67,303		67,303		53,877
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	1,709,329		1,709,329		1,643,060
Investment in securities pledged for primarily collateral deposits	244,487		244,487		166,888
Secured debt	52,773		52,773		60,104
Investments In Subsidaries Pledged	10,257		10,257		10,587
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Off-balance sheet credit exposure	27,190		27,190
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	71,460		71,460		69,313
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	474,217		474,217		490,839
Guarantee Obligations Current Carrying Value	4,769		4,769		6,065
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	715,000		715,000		715,000
Guarantee Obligations Current Carrying Value	¥ 1,938		¥ 1,938		¥ 2,498